SEGMENTED REPORTING - Disclosure of detailed information about entity reportable segments (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [line items]
Property, plant and equipment	$ 527,904	$ 781,172	$ 20,292
Intangible assets	1	1
Exploration and evaluation	31,623,192	28,752,093
Congo [Member]
Disclosure of operating segments [line items]
Property, plant and equipment	205,189	221,960
Intangible assets	0	0
Exploration and evaluation	31,623,192	28,752,093
Canada [Member]
Disclosure of operating segments [line items]
Property, plant and equipment	322,715	559,212
Intangible assets	1	1
Exploration and evaluation	$ 0	$ 0